Loans And Fair Value Measurement - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Conversion and redemption component and warrants of a convertible loan		$ 5,061
Total level 3 Liabilities		$ 5,061	$ 1,002